Income taxes (Details 7) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred tax assets Composition of temporary differences
Capitalized research and development expenditures	€ 27,403		€ 34,374		€ 27,239
Inventories	28,167		35,820		71,124
Deferred revenue	20,572		23,892		10,890
Provisions	21,528		14,515		21,828
Installation and warranty reserve	7,151		8,772		8,092
Tax effect carry-forward losses	5,557		7,735		27,756
Fixed assets	7,798		6,495		4,386
Restructuring and impairment	4,336		5,146		6,074
Alternative minimum tax credits	5,227	[1]	5,028	[1]	4,658	[1]
Bilateral advance pricing agreement	148	[2]	1,426	[2]	7,993	[2]
Share-based payments	1,433		950		1,678
Other temporary differences	13,818		15,302		13,719
Changes in deferred tax assets in Consolidated statements of operations	(13,002)		(50,160)
Changes in deferred tax assets in foreign exchange	(3,315)		4,178
Total deferred tax assets	143,138		159,455		205,437
Deferred tax liabilities Composition of temporary differences
Fixed assets	(25,890)		(19,108)		(9,661)
Borrowing costs	(1,958)		(1,554)		(1,231)
Other temporary differences	(763)		(847)		(958)
Changes in deferred tax liability in Consolidated statements of operations	(7,240)		(9,379)
Changes in deferred tax liability in foreign exchange	138		(280)
Total deferred tax liabilities	(28,611)		(21,509)		(11,850)
Capitalized research and development expenditures [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(6,465)		5,501
Changes in deferred tax assets in foreign exchange	(506)		1,634
Inventories [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(7,351)		(35,813)
Changes in deferred tax assets in foreign exchange	(302)		509
Deferred revenue [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(3,083)		11,746
Changes in deferred tax assets in foreign exchange	(237)		1,256
Provisions [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	7,296		(7,463)
Changes in deferred tax assets in foreign exchange	(283)		150
Installation and warranty reserve [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(1,508)		98
Changes in deferred tax assets in foreign exchange	(113)		582
Tax effect carry-forward losses [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(2,219)		(18,695)
Changes in deferred tax assets in foreign exchange	41		(1,326)
Fixed assets [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	1,454		1,872
Changes in deferred tax assets in foreign exchange	(151)		237
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated statements of operations	(6,965)		(9,175)
Changes in deferred tax liability in foreign exchange	183		(272)
Restructuring and impairment [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(733)		(1,063)
Changes in deferred tax assets in foreign exchange	(77)		135
AMT Credits [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	229	[1]	112	[1]
Changes in deferred tax assets in foreign exchange	(30)	[1]	258	[1]
Bilateral advance pricing agreement [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(1,278)	[2]	(6,583)	[2]
Changes in deferred tax assets in foreign exchange		[2]	16	[2]
Share-based payments [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	516		(808)
Changes in deferred tax assets in foreign exchange	(33)		80
Other temporary differences [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	140		936
Changes in deferred tax assets in foreign exchange	(1,624)		647
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated statements of operations	129		119
Changes in deferred tax liability in foreign exchange	(45)		(8)
Borrowing costs [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated statements of operations	(404)		(323)
Changes in deferred tax liability in foreign exchange

[1]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
[2]	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.